Property, plant and equipment (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, plant and equipment
Impairment loss	kr 0	kr 0	kr 0
Changes in property, plant and equipment
Beginning of period	39,708
End of period	kr 85,040	39,708
Buildings | Minimum
Property, plant and equipment
Useful lives of asset (in years)	5 years
Buildings | Maximum
Property, plant and equipment
Useful lives of asset (in years)	13 years
Plant and machinery
Changes in property, plant and equipment
Beginning of period	kr 57,153	55,545
Transfer	0	0
Addition from business combinations	33,875
Additions	8,479	3,419
Depreciation for the year	4,974	3,483
Retirements	(5,935)	1,811
Currency translation	(7,674)
End of period	85,898	57,153	55,545
Depreciation for the financial year has been charged as:
Research and development expenses	(4,128)	3,483
Administrative expenses	(846)	0
Sale and marketing expenses	0	0
Total	kr (4,974)	(3,483)
Plant and machinery | Minimum
Property, plant and equipment
Useful lives of asset (in years)	5 years
Plant and machinery | Maximum
Property, plant and equipment
Useful lives of asset (in years)	10 years
Plant and machinery | Carrying amount
Changes in property, plant and equipment
Beginning of period	kr 13,457
End of period	41,911	13,457
Plant and machinery | Accumulated depreciation
Changes in property, plant and equipment
Beginning of period	(43,696)	(41,895)
Transfer	0	0
Depreciation for the year	4,974	3,483
Retirements	(4,304)	(1,682)
Currency translation	(379)
End of period	(43,987)	(43,696)	(41,895)
Depreciation for the financial year has been charged as:
Total	(4,974)	(3,483)
Office fixtures and fittings
Changes in property, plant and equipment
Beginning of period	12,501	5,130
Transfer	0	27
Addition from business combinations	2,572
Additions	1,566	7,630
Depreciation for the year	2,301	1,085
Retirements	(985)	286
Currency translation	(375)
End of period	15,279	12,501	5,130
Depreciation for the financial year has been charged as:
Research and development expenses	(1,378)	926
Administrative expenses	(282)	159
Sale and marketing expenses	(640)	0
Total	kr (2,301)	(1,085)
Office fixtures and fittings | Minimum
Property, plant and equipment
Useful lives of asset (in years)	3 years
Office fixtures and fittings | Maximum
Property, plant and equipment
Useful lives of asset (in years)	5 years
Office fixtures and fittings | Carrying amount
Changes in property, plant and equipment
Beginning of period	kr 8,337
End of period	8,337	8,337
Office fixtures and fittings | Accumulated depreciation
Changes in property, plant and equipment
Beginning of period	(4,164)	(3,336)
Transfer	0	27
Depreciation for the year	2,301	1,085
Retirements	(985)	(284)
Currency translation	1,462
End of period	(6,942)	(4,164)	(3,336)
Depreciation for the financial year has been charged as:
Total	(2,301)	(1,085)
Building improvements
Changes in property, plant and equipment
Beginning of period	13,773	10,800
Transfer	13,796	(27)
Addition from business combinations	1,707
Additions	14,889	3,918
Depreciation for the year	2,301	157
Retirements	(9,856)	918
Currency translation	(205)
End of period	34,104	13,773	10,800
Depreciation for the financial year has been charged as:
Research and development expenses	(1,910)	134
Administrative expenses	(391)	23
Sale and marketing expenses	0	0
Total	(2,301)	(157)
Building improvements | Carrying amount
Changes in property, plant and equipment
Beginning of period	3,913
End of period	31,769	3,913
Building improvements | Accumulated depreciation
Changes in property, plant and equipment
Beginning of period	(9,860)	(10,614)
Transfer	0	(27)
Depreciation for the year	2,301	157
Retirements	(9,804)	(884)
Currency translation	(22)
End of period	(2,335)	(9,860)	(10,614)
Depreciation for the financial year has been charged as:
Total	(2,301)	(157)
Assets under construction
Changes in property, plant and equipment
Beginning of period	14,001	0
Transfer	(13,796)	0
Addition from business combinations	2,984
Additions	109	14,001
Depreciation for the year	0	0
Retirements	0	0
Currency translation	(275)
End of period	3,023	14,001	0
Depreciation for the financial year has been charged as:
Research and development expenses	0	0
Administrative expenses	0	0
Sale and marketing expenses	0	0
Total	0	0
Assets under construction | Carrying amount
Changes in property, plant and equipment
Beginning of period	14,001
End of period	3,023	14,001
Assets under construction | Accumulated depreciation
Changes in property, plant and equipment
Beginning of period	0	0
Transfer	0	0
Depreciation for the year	0	0
Retirements	0	0
Currency translation	0
End of period	0	0	kr 0
Depreciation for the financial year has been charged as:
Total	kr 0	kr 0